Income Taxes - Summary of Movement in Deferred Income Tax Assets and Liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	$ 403,801	$ 299,060	$ 213,114
Effects in the results of the year	80,524	104,741	85,946
Total asset - Net at end of period	484,325	403,801	299,060
Deferred Tax Liabilities Lease Liabilities
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	1,876,744	1,576,089	1,030,629
Effects in the results of the year	576,416	300,655	545,460
Total asset - Net at end of period	2,453,160	1,876,744	1,576,089
Deferred Tax Assets Provisions and Accrued Expenses
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	226,208	179,605	131,237
Effects in the results of the year	4,918	46,603	48,368
Total asset - Net at end of period	231,126	226,208	179,605
Deferred Tax Assets
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	2,102,952	1,755,694	1,161,866
Effects in the results of the year	581,334	347,258	593,828
Total asset - Net at end of period	2,684,286	2,102,952	1,755,694
Deferred Tax Liabilities Inventories
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	19,056	20,354	11,613
Effects in the results of the year	17,708	(1,298)	8,741
Total asset - Net at end of period	36,764	19,056	20,354
Deferred Tax Liabilities Advanced Payments
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	16,817	14,291	7,684
Effects in the results of the year	9,141	2,526	6,607
Total asset - Net at end of period	25,958	16,817	14,291
Deferred Tax Liabilities Property Furniture Equipment And Leasehold Improvements
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	7,100	13,052	15,066
Effects in the results of the year	21,635	(5,952)	(2,014)
Total asset - Net at end of period	28,735	7,100	13,052
Deferred Tax Assets Right of Use Assets
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	1,656,178	1,408,937	914,389
Effects in the results of the year	452,326	247,241	494,548
Total asset - Net at end of period	2,108,504	1,656,178	1,408,937
Deferred Tax Liabilities
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	1,699,151	1,456,634	948,752
Effects in the results of the year	500,810	242,517	507,882
Total asset - Net at end of period	$ 2,199,961	$ 1,699,151	$ 1,456,634